Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$9,966	$11,013
Total agency securities (Cost $9,966)				11,013

	Shares
Common stocks: 59.37%
Communication services: 6.28%
Diversified telecommunication services: 0.35%
AT&T, Inc.	88,918	2,208,723
Verizon Communications, Inc.	52,884	2,153,966
		4,362,689
Entertainment: 0.81%
Electronic Arts, Inc.	2,815	575,189
Live Nation Entertainment, Inc.†	1,980	282,150
Netflix, Inc.†	53,146	4,982,969
Take-Two Interactive Software, Inc.†	2,178	557,633
TKO Group Holdings, Inc. Class A	831	173,679
Walt Disney Co.	22,392	2,547,538
Warner Bros Discovery, Inc.†	31,079	895,697
		10,014,855
Interactive media & services: 4.80%
Alphabet, Inc. Class A	72,971	22,839,923
Alphabet, Inc. Class C	58,322	18,301,444
Match Group, Inc.	2,961	95,611
Meta Platforms, Inc. Class A	27,316	18,031,018
		59,267,996
Media: 0.22%
Charter Communications, Inc. Class A†	1,104	230,460
Comcast Corp. Class A	45,584	1,362,506
Fox Corp. Class A	2,613	190,932
Fox Corp. Class B	1,861	120,835
News Corp. Class A	4,697	122,685
News Corp. Class B	1,548	45,867
Omnicom Group, Inc.	4,001	323,081
Paramount Skydance Corp. Class B	3,898	52,233
The Trade Desk, Inc. Class A†	5,523	209,653
		2,658,252
Wireless telecommunication services: 0.10%
T-Mobile U.S., Inc.	6,032	1,224,737
Consumer discretionary: 6.18%
Automobile components: 0.02%
Aptiv PLC†	2,710	206,204
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Automobiles: 1.41%
Ford Motor Co.	49,086	$644,008
General Motors Co.	11,700	951,444
Tesla, Inc.†	35,243	15,849,482
		17,444,934
Broadline retail: 2.32%
Amazon.com, Inc.†	122,013	28,163,041
eBay, Inc.	5,669	493,770
		28,656,811
Distributors: 0.03%
Genuine Parts Co.	1,745	214,565
Pool Corp.	411	94,016
		308,581
Hotels, restaurants & leisure: 1.09%
Airbnb, Inc. Class A†	5,334	723,931
Booking Holdings, Inc.	404	2,163,553
Carnival Corp.†	13,619	415,924
Chipotle Mexican Grill, Inc. Class A†	16,584	613,608
Darden Restaurants, Inc.	1,459	268,485
Domino’s Pizza, Inc.	390	162,560
DoorDash, Inc. Class A†	4,689	1,061,965
Expedia Group, Inc.	1,468	415,899
Hilton Worldwide Holdings, Inc.	2,915	837,334
Las Vegas Sands Corp.	3,816	248,383
Marriott International, Inc. Class A	2,794	866,811
McDonald’s Corp.	8,932	2,729,887
MGM Resorts International†	2,573	93,889
Norwegian Cruise Line Holdings Ltd.†	5,710	127,447
Royal Caribbean Cruises Ltd.	3,181	887,245
Starbucks Corp.	14,259	1,200,750
Wynn Resorts Ltd.	1,059	127,429
Yum! Brands, Inc.	3,482	526,757
		13,471,857
Household durables: 0.14%
D.R. Horton, Inc.	3,435	494,743
Garmin Ltd.	2,050	415,842
Lennar Corp. Class A	2,706	278,177
NVR, Inc.†	36	262,540
PulteGroup, Inc.	2,445	286,701
		1,738,003
Leisure products: 0.01%
Hasbro, Inc.	1,672	137,104
Specialty retail: 1.00%
AutoZone, Inc.†	209	708,824
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
Best Buy Co., Inc.	2,451	$164,045
Carvana Co. Class A†	1,774	748,664
Home Depot, Inc.	12,484	4,295,744
Lowe’s Cos., Inc.	7,034	1,696,319
O’Reilly Automotive, Inc.†	10,587	965,640
Ross Stores, Inc.	4,079	734,791
TJX Cos., Inc.	13,959	2,144,242
Tractor Supply Co.	6,627	331,416
Ulta Beauty, Inc.†	562	340,016
Williams-Sonoma, Inc.	1,528	272,886
		12,402,587
Textiles, apparel & luxury goods: 0.16%
Deckers Outdoor Corp.†	1,828	189,509
lululemon athletica, Inc.†	1,353	281,167
NIKE, Inc. Class B	14,917	950,362
Ralph Lauren Corp. Class A	486	171,854
Tapestry, Inc.	2,567	327,986
		1,920,878
Consumer staples: 2.80%
Beverages: 0.60%
Brown-Forman Corp. Class B	2,209	57,567
Coca-Cola Co.	48,557	3,394,620
Constellation Brands, Inc. Class A	1,768	243,913
Keurig Dr Pepper, Inc.	17,040	477,290
Molson Coors Beverage Co. Class B	2,123	99,102
Monster Beverage Corp.†	8,945	685,813
PepsiCo, Inc.	17,150	2,461,368
		7,419,673
Consumer staples distribution & retail: 1.06%
Costco Wholesale Corp.	5,558	4,792,886
Dollar General Corp.	2,761	366,578
Dollar Tree, Inc.†	2,379	292,641
Kroger Co.	7,647	477,784
Sysco Corp.	6,006	442,582
Target Corp.	5,699	557,077
Walmart, Inc.	54,999	6,127,439
		13,056,987
Food products: 0.26%
Archer-Daniels-Midland Co.	6,027	346,492
Bunge Global SA	1,698	151,258
Campbell’s Co.	2,464	68,671
Conagra Brands, Inc.	6,000	103,860
General Mills, Inc.	6,690	311,085
Hershey Co.	1,858	338,119
Hormel Foods Corp.	3,656	86,647
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Food products(continued)
J.M. Smucker Co.	1,338	$130,870
Kraft Heinz Co.	10,689	259,208
Lamb Weston Holdings, Inc.	1,748	73,224
McCormick & Co., Inc.	3,176	216,317
Mondelez International, Inc. Class A	16,184	871,185
Tyson Foods, Inc. Class A	3,550	208,101
		3,165,037
Household products: 0.47%
Church & Dwight Co., Inc.	3,012	252,556
Clorox Co.	1,530	154,270
Colgate-Palmolive Co.	10,110	798,892
Kimberly-Clark Corp.	4,162	419,904
Procter & Gamble Co.	29,308	4,200,130
		5,825,752
Personal care products: 0.06%
Estee Lauder Cos., Inc. Class A	3,084	322,957
Kenvue, Inc.	24,029	414,500
		737,457
Tobacco: 0.35%
Altria Group, Inc.	21,054	1,213,974
Philip Morris International, Inc.	19,524	3,131,649
		4,345,623
Energy: 1.67%
Energy equipment & services: 0.13%
Baker Hughes Co. Class A	12,376	563,603
Halliburton Co.	10,556	298,312
SLB Ltd.	18,737	719,126
		1,581,041
Oil, gas & consumable fuels: 1.54%
APA Corp.	4,448	108,798
Chevron Corp.	23,739	3,618,061
ConocoPhillips	15,499	1,450,861
Coterra Energy, Inc.	9,549	251,330
Devon Energy Corp.	7,868	288,205
Diamondback Energy, Inc.	2,336	351,171
EOG Resources, Inc.	6,805	714,593
EQT Corp.	7,827	419,527
Expand Energy Corp.	2,987	329,645
Exxon Mobil Corp.	52,893	6,365,144
Kinder Morgan, Inc.	24,555	675,017
Marathon Petroleum Corp.	3,770	613,115
Occidental Petroleum Corp.	9,020	370,902
ONEOK, Inc.	7,892	580,062
Phillips 66	5,054	652,168
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	2,692	$496,674
Texas Pacific Land Corp.	726	208,522
Valero Energy Corp.	3,826	622,835
Williams Cos., Inc.	15,317	920,705
		19,037,335
Financials: 7.96%
Banks: 2.17%
Bank of America Corp.	84,263	4,634,465
Citigroup, Inc.	22,442	2,618,757
Citizens Financial Group, Inc.	5,387	314,655
Fifth Third Bancorp	8,291	388,102
Huntington Bancshares, Inc.	19,719	342,125
JPMorgan Chase & Co.	34,143	11,001,557
KeyCorp	11,652	240,497
M&T Bank Corp.	1,928	388,453
PNC Financial Services Group, Inc.	4,919	1,026,743
Regions Financial Corp.	10,998	298,046
Truist Financial Corp.	16,045	789,574
U.S. Bancorp	19,496	1,040,307
Wells Fargo & Co.	39,371	3,669,377
		26,752,658
Capital markets: 2.05%
Ameriprise Financial, Inc.	1,165	571,246
Ares Management Corp. Class A	2,584	417,652
Bank of New York Mellon Corp.	8,746	1,015,323
BlackRock, Inc.	1,810	1,937,315
Blackstone, Inc.	9,262	1,427,645
Cboe Global Markets, Inc.	1,312	329,312
Charles Schwab Corp.	20,950	2,093,115
CME Group, Inc.	4,523	1,235,141
Coinbase Global, Inc. Class A†	2,862	647,213
FactSet Research Systems, Inc.	470	136,389
Franklin Resources, Inc.	3,855	92,096
Goldman Sachs Group, Inc.	3,762	3,306,798
Interactive Brokers Group, Inc. Class A	5,586	359,236
Intercontinental Exchange, Inc.	7,151	1,158,176
Invesco Ltd.	5,582	146,639
KKR & Co., Inc.	8,608	1,097,348
Moody’s Corp.	1,924	982,875
Morgan Stanley	15,150	2,689,580
MSCI, Inc. Class A	942	540,454
Nasdaq, Inc.	5,658	549,562
Northern Trust Corp.	2,372	323,991
Raymond James Financial, Inc.	2,211	355,064
Robinhood Markets, Inc. Class A†	9,863	1,115,505
S&P Global, Inc.	3,888	2,031,830
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	3,503	$451,922
T. Rowe Price Group, Inc.	2,737	280,214
		25,291,641
Consumer finance: 0.39%
American Express Co.	6,739	2,493,093
Capital One Financial Corp.	7,974	1,932,579
Synchrony Financial	4,517	376,853
		4,802,525
Financial services: 2.30%
Apollo Global Management, Inc.	5,824	843,082
Berkshire Hathaway, Inc. Class B†	22,999	11,560,447
Block, Inc.†	6,869	447,103
Corpay, Inc.†	877	263,916
Fidelity National Information Services, Inc.	6,495	431,658
Fiserv, Inc.†	6,746	453,129
Global Payments, Inc.	2,969	229,801
Jack Henry & Associates, Inc.	908	165,692
Mastercard, Inc. Class A	10,284	5,870,930
PayPal Holdings, Inc.	11,735	685,089
Visa, Inc. Class A	21,167	7,423,478
		28,374,325
Insurance: 1.05%
Aflac, Inc.	5,916	652,357
Allstate Corp.	3,282	683,148
American International Group, Inc.	6,768	579,002
Aon PLC Class A	2,696	951,365
Arch Capital Group Ltd.†	4,529	434,422
Arthur J Gallagher & Co.	3,221	833,563
Assurant, Inc.	628	151,254
Brown & Brown, Inc.	3,683	293,535
Chubb Ltd.	4,591	1,432,943
Cincinnati Financial Corp.	1,957	319,617
Erie Indemnity Co. Class A	319	91,441
Everest Group Ltd.	527	178,837
Globe Life, Inc.	998	139,580
Hartford Insurance Group, Inc.	3,495	481,611
Loews Corp.	2,125	223,784
Marsh & McLennan Cos., Inc.	6,145	1,140,020
MetLife, Inc.	6,942	548,002
Principal Financial Group, Inc.	2,507	221,142
Progressive Corp.	7,355	1,674,881
Prudential Financial, Inc.	4,390	495,543
Travelers Cos., Inc.	2,798	811,588
W.R. Berkley Corp.	3,765	264,002
Willis Towers Watson PLC	1,201	394,649
		12,996,286
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care: 5.69%
Biotechnology: 0.99%
AbbVie, Inc.	22,167	$5,064,938
Amgen, Inc.	6,754	2,210,652
Biogen, Inc.†	1,840	323,822
Gilead Sciences, Inc.	15,561	1,909,957
Incyte Corp.†	2,068	204,256
Moderna, Inc.†	4,361	128,606
Regeneron Pharmaceuticals, Inc.	1,264	975,644
Vertex Pharmaceuticals, Inc.†	3,182	1,442,591
		12,260,466
Health care equipment & supplies: 1.21%
Abbott Laboratories	21,809	2,732,450
Align Technology, Inc.†	837	130,698
Baxter International, Inc.	6,447	123,202
Becton Dickinson & Co.	3,595	697,682
Boston Scientific Corp.†	18,593	1,772,842
Cooper Cos., Inc.†	2,494	204,408
DexCom, Inc.†	4,892	324,682
Edwards Lifesciences Corp.†	7,278	620,449
GE HealthCare Technologies, Inc.	5,713	468,580
Hologic, Inc.†	2,791	207,902
IDEXX Laboratories, Inc.†	1,002	677,883
Insulet Corp.†	882	250,700
Intuitive Surgical, Inc.†	4,446	2,518,037
Medtronic PLC	16,087	1,545,317
ResMed, Inc.	1,831	441,033
Solventum Corp.†	1,849	146,515
STERIS PLC	1,231	312,083
Stryker Corp.	4,317	1,517,296
Zimmer Biomet Holdings, Inc.	2,486	223,541
		14,915,300
Health care providers & services: 0.98%
Cardinal Health, Inc.	2,980	612,390
Cencora, Inc.	2,432	821,408
Centene Corp.†	5,857	241,016
Cigna Group	3,350	922,020
CVS Health Corp.	15,922	1,263,570
DaVita, Inc.†	443	50,329
Elevance Health, Inc.	2,787	976,983
HCA Healthcare, Inc.	2,003	935,121
Henry Schein, Inc.†	1,255	94,853
Humana, Inc.	1,508	386,244
Labcorp Holdings, Inc.	1,040	260,915
McKesson Corp.	1,548	1,269,809
Molina Healthcare, Inc.†	645	111,933
Quest Diagnostics, Inc.	1,395	242,074
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	11,361	$3,750,380
Universal Health Services, Inc. Class B	693	151,088
		12,090,133
Life sciences tools & services: 0.55%
Agilent Technologies, Inc.	3,556	483,865
Bio-Techne Corp.	1,954	114,915
Charles River Laboratories International, Inc.†	617	123,079
Danaher Corp.	7,885	1,805,034
IQVIA Holdings, Inc.†	2,136	481,476
Mettler-Toledo International, Inc.†	256	356,913
Revvity, Inc.	1,422	137,578
Thermo Fisher Scientific, Inc.	4,712	2,730,368
Waters Corp.†	747	283,733
West Pharmaceutical Services, Inc.	902	248,176
		6,765,137
Pharmaceuticals: 1.96%
Bristol-Myers Squibb Co.	25,533	1,377,250
Eli Lilly & Co.	9,960	10,703,813
Johnson & Johnson	30,218	6,253,615
Merck & Co., Inc.	31,130	3,276,744
Pfizer, Inc.	71,312	1,775,669
Viatris, Inc.	14,446	179,852
Zoetis, Inc.	5,527	695,407
		24,262,350
Industrials: 4.84%
Aerospace & defense: 1.31%
Axon Enterprise, Inc.†	990	562,251
Boeing Co.†	9,821	2,132,336
General Dynamics Corp.	3,180	1,070,579
General Electric Co.	13,230	4,075,237
Howmet Aerospace, Inc.	5,043	1,033,916
Huntington Ingalls Industries, Inc.	492	167,314
L3Harris Technologies, Inc.	2,346	688,715
Lockheed Martin Corp.	2,554	1,235,293
Northrop Grumman Corp.	1,683	959,663
RTX Corp.	16,816	3,084,054
Textron, Inc.	2,210	192,646
TransDigm Group, Inc.	706	938,874
		16,140,878
Air freight & logistics: 0.18%
CH Robinson Worldwide, Inc.	1,482	238,246
Expeditors International of Washington, Inc.	1,681	250,486
FedEx Corp.	2,723	786,566
United Parcel Service, Inc. Class B	9,269	919,392
		2,194,690
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Building products: 0.27%
A.O. Smith Corp.	1,422	$95,103
Allegion PLC	1,079	171,799
Builders FirstSource, Inc.†	1,387	142,709
Carrier Global Corp.	9,929	524,648
Johnson Controls International PLC	7,665	917,884
Lennox International, Inc.	400	194,232
Masco Corp.	2,605	165,313
Trane Technologies PLC	2,781	1,082,365
		3,294,053
Commercial services & supplies: 0.27%
Cintas Corp.	4,284	805,692
Copart, Inc.†	11,168	437,227
Republic Services, Inc. Class A	2,524	534,911
Rollins, Inc.	3,681	220,934
Veralto Corp.	3,114	310,715
Waste Management, Inc.	4,649	1,021,432
		3,330,911
Construction & engineering: 0.12%
Comfort Systems USA, Inc.	441	411,581
EMCOR Group, Inc.	561	343,214
Quanta Services, Inc.	1,870	789,252
		1,544,047
Electrical equipment: 0.51%
AMETEK, Inc.	2,887	592,730
Eaton Corp. PLC	4,871	1,551,462
Emerson Electric Co.	7,046	935,145
GE Vernova, Inc.	3,403	2,224,099
Generac Holdings, Inc.†	736	100,368
Hubbell, Inc. Class B	667	296,221
Rockwell Automation, Inc.	1,408	547,811
		6,247,836
Ground transportation: 0.49%
CSX Corp.	23,355	846,619
J.B. Hunt Transport Services, Inc.	943	183,263
Norfolk Southern Corp.	2,814	812,458
Old Dominion Freight Line, Inc.	2,308	361,894
Uber Technologies, Inc.†	26,061	2,129,444
Union Pacific Corp.	7,440	1,721,021
		6,054,699
Industrial conglomerates: 0.21%
3M Co.	6,663	1,066,746
Honeywell International, Inc.	7,963	1,553,502
		2,620,248
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Machinery: 0.95%
Caterpillar, Inc.	5,870	$3,362,747
Cummins, Inc.	1,731	883,589
Deere & Co.	3,153	1,467,942
Dover Corp.	1,720	335,813
Fortive Corp.	3,984	219,956
IDEX Corp.	939	167,086
Illinois Tool Works, Inc.	3,311	815,499
Ingersoll Rand, Inc.	4,510	357,282
Nordson Corp.	669	160,848
Otis Worldwide Corp.	4,888	426,967
PACCAR, Inc.	6,587	721,342
Parker-Hannifin Corp.	1,583	1,391,394
Pentair PLC	2,052	213,695
Snap-on, Inc.	652	224,679
Stanley Black & Decker, Inc.	1,943	144,326
Westinghouse Air Brake Technologies Corp.	2,144	457,637
Xylem, Inc.	3,054	415,894
		11,766,696
Passenger airlines: 0.10%
Delta Air Lines, Inc.	8,135	564,569
Southwest Airlines Co.	6,486	268,067
United Airlines Holdings, Inc.†	4,060	453,989
		1,286,625
Professional services: 0.29%
Automatic Data Processing, Inc.	5,073	1,304,928
Broadridge Financial Solutions, Inc.	1,464	326,721
Dayforce, Inc.†	2,007	138,804
Equifax, Inc.	1,535	333,064
Jacobs Solutions, Inc.	1,499	198,557
Leidos Holdings, Inc.	1,604	289,362
Paychex, Inc.	4,063	455,787
Paycom Software, Inc.	613	97,688
Verisk Analytics, Inc. Class A	1,748	391,010
		3,535,921
Trading companies & distributors: 0.14%
Fastenal Co.	14,399	577,832
United Rentals, Inc.	798	645,837
WW Grainger, Inc.	549	553,969
		1,777,638
Information technology: 20.44%
Communications equipment: 0.53%
Arista Networks, Inc.†	12,951	1,696,970
Cisco Systems, Inc.	49,426	3,807,285
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Communications equipment(continued)
F5, Inc.†	723	$184,553
Motorola Solutions, Inc.	2,089	800,755
		6,489,563
Electronic equipment, instruments & components: 0.44%
Amphenol Corp. Class A	15,352	2,074,669
CDW Corp.	1,633	222,415
Corning, Inc.	9,785	856,775
Jabil, Inc.	1,340	305,547
Keysight Technologies, Inc.†	2,155	437,874
TE Connectivity PLC	3,690	839,512
Teledyne Technologies, Inc.†	589	300,820
Trimble, Inc.†	2,984	233,796
Zebra Technologies Corp. Class A†	635	154,191
		5,425,599
IT services: 0.57%
Accenture PLC Class A	7,778	2,086,837
Akamai Technologies, Inc.†	1,804	157,399
Cognizant Technology Solutions Corp. Class A	6,053	502,399
EPAM Systems, Inc.†	693	141,982
Gartner, Inc.†	904	228,061
GoDaddy, Inc. Class A†	1,695	210,315
International Business Machines Corp.	11,724	3,472,766
VeriSign, Inc.	1,046	254,126
		7,053,885
Semiconductors & semiconductor equipment: 8.43%
Advanced Micro Devices, Inc.†	20,419	4,372,933
Analog Devices, Inc.	6,170	1,673,304
Applied Materials, Inc.	9,992	2,567,844
Broadcom, Inc.	59,229	20,499,157
First Solar, Inc.†	1,346	351,616
Intel Corp.†	56,237	2,075,145
KLA Corp.	1,648	2,002,452
Lam Research Corp.	15,753	2,696,598
Microchip Technology, Inc.	6,778	431,894
Micron Technology, Inc.	14,078	4,018,002
Monolithic Power Systems, Inc.	601	544,722
NVIDIA Corp.	304,778	56,841,097
NXP Semiconductors NV	3,157	685,258
ON Semiconductor Corp.†	5,047	273,295
Qnity Electronics, Inc.	2,627	214,495
QUALCOMM, Inc.	13,433	2,297,715
Skyworks Solutions, Inc.	1,865	118,260
Teradyne, Inc.	1,964	380,152
Texas Instruments, Inc.	11,396	1,977,092
		104,021,031
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Software: 6.11%
Adobe, Inc.†	5,250	$1,837,448
AppLovin Corp. Class A†	3,395	2,287,619
Autodesk, Inc.†	2,672	790,939
Cadence Design Systems, Inc.†	3,414	1,067,148
Crowdstrike Holdings, Inc. Class A†	3,148	1,475,657
Datadog, Inc. Class A†	4,082	555,111
Fair Isaac Corp.†	297	502,114
Fortinet, Inc.†	7,928	629,562
Gen Digital, Inc.	7,039	191,390
Intuit, Inc.	3,497	2,316,483
Microsoft Corp.	93,219	45,082,573
Oracle Corp.	21,096	4,111,821
Palantir Technologies, Inc. Class A†	28,651	5,092,715
Palo Alto Networks, Inc.†	8,579	1,580,252
PTC, Inc.†	1,502	261,663
Roper Technologies, Inc.	1,350	600,926
Salesforce, Inc.	11,940	3,163,025
ServiceNow, Inc.†	13,011	1,993,155
Synopsys, Inc.†	2,330	1,094,448
Tyler Technologies, Inc.†	540	245,133
Workday, Inc. Class A†	2,722	584,631
		75,463,813
Technology hardware, storage & peripherals: 4.36%
Apple, Inc.	185,329	50,383,542
Dell Technologies, Inc. Class C	3,780	475,826
Hewlett Packard Enterprise Co.	16,549	397,507
HP, Inc.	11,723	261,188
NetApp, Inc.	2,504	268,153
Sandisk Corp.†	1,746	414,466
Seagate Technology Holdings PLC	2,733	752,641
Super Micro Computer, Inc.†	6,289	184,079
Western Digital Corp.	4,288	738,694
		53,876,096
Materials: 1.09%
Chemicals: 0.57%
Air Products & Chemicals, Inc.	2,791	689,433
Albemarle Corp.	1,476	208,765
CF Industries Holdings, Inc.	1,956	151,277
Corteva, Inc.	8,475	568,079
Dow, Inc.	8,915	208,433
DuPont de Nemours, Inc.	5,255	211,251
Ecolab, Inc.	3,197	839,277
International Flavors & Fragrances, Inc.	3,212	216,457
Linde PLC	5,857	2,497,366
LyondellBasell Industries NV Class A	3,230	139,859
Mosaic Co.	3,981	95,902
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	2,814	$288,322
Sherwin-Williams Co.	2,892	937,095
		7,051,516
Construction materials: 0.16%
CRH PLC	8,407	1,049,194
Martin Marietta Materials, Inc.	756	470,731
Vulcan Materials Co.	1,657	472,609
		1,992,534
Containers & packaging: 0.11%
Amcor PLC	28,952	241,459
Avery Dennison Corp.	969	176,242
Ball Corp.	3,361	178,032
International Paper Co.	6,623	260,880
Packaging Corp. of America	1,121	231,184
Smurfit WestRock PLC	6,549	253,250
		1,341,047
Metals & mining: 0.25%
Freeport-McMoRan, Inc.	18,010	914,728
Newmont Corp.	13,687	1,366,647
Nucor Corp.	2,870	468,126
Steel Dynamics, Inc.	1,722	291,793
		3,041,294
Real estate: 1.09%
Health care REITs: 0.19%
Alexandria Real Estate Equities, Inc.	1,951	95,482
Healthpeak Properties, Inc.	8,716	140,153
Ventas, Inc.	5,892	455,923
Welltower, Inc.	8,608	1,597,731
		2,289,289
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	8,021	142,212
Industrial REITs: 0.12%
Prologis, Inc.	11,650	1,487,239
Office REITs: 0.01%
BXP, Inc.	1,848	124,703
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	3,677	591,225
CoStar Group, Inc.†	5,316	357,448
		948,673
Residential REITs: 0.12%
AvalonBay Communities, Inc.	1,774	321,644
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Camden Property Trust	1,334	$146,847
Equity Residential	4,343	273,783
Essex Property Trust, Inc.	808	211,437
Invitation Homes, Inc.	7,074	196,586
Mid-America Apartment Communities, Inc.	1,468	203,920
UDR, Inc.	3,772	138,357
		1,492,574
Retail REITs: 0.15%
Federal Realty Investment Trust	985	99,288
Kimco Realty Corp.	8,494	172,173
Realty Income Corp.	11,538	650,397
Regency Centers Corp.	2,065	142,547
Simon Property Group, Inc.	4,095	758,026
		1,822,431
Specialized REITs: 0.41%
American Tower Corp.	5,872	1,030,947
Crown Castle, Inc.	5,462	485,408
Digital Realty Trust, Inc.	4,050	626,575
Equinix, Inc.	1,231	943,143
Extra Space Storage, Inc.	2,662	346,646
Iron Mountain, Inc.	3,707	307,496
Public Storage	1,981	514,070
SBA Communications Corp. Class A	1,336	258,422
VICI Properties, Inc. Class A	13,405	376,949
Weyerhaeuser Co.	9,041	214,181
		5,103,837
Utilities: 1.33%
Electric utilities: 0.88%
Alliant Energy Corp.	3,224	209,592
American Electric Power Co., Inc.	6,713	774,076
Constellation Energy Corp.	3,917	1,383,759
Duke Energy Corp.	9,754	1,143,266
Edison International	4,826	289,656
Entergy Corp.	5,601	517,700
Evergy, Inc.	2,887	209,279
Eversource Energy	4,706	316,855
Exelon Corp.	12,671	552,329
FirstEnergy Corp.	6,521	291,945
NextEra Energy, Inc.	26,121	2,096,994
NRG Energy, Inc.	2,404	382,813
PG&E Corp.	27,567	443,002
Pinnacle West Capital Corp.	1,501	133,139
PPL Corp.	9,278	324,916
Southern Co.	13,810	1,204,232
Xcel Energy, Inc.	7,419	547,967
		10,821,520
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Gas utilities: 0.03%
Atmos Energy Corp.	2,013	$337,439
Independent power and renewable electricity producers: 0.06%
AES Corp.	8,932	128,085
Vistra Corp.	3,995	644,513
		772,598
Multi-utilities: 0.34%
Ameren Corp.	3,393	338,825
CenterPoint Energy, Inc.	8,188	313,928
CMS Energy Corp.	3,817	266,923
Consolidated Edison, Inc.	4,527	449,622
Dominion Energy, Inc.	10,710	627,499
DTE Energy Co.	2,605	335,993
NiSource, Inc.	5,985	249,933
Public Service Enterprise Group, Inc.	6,261	502,758
Sempra	8,186	722,742
WEC Energy Group, Inc.	4,080	430,277
		4,238,500
Water utilities: 0.02%
American Water Works Co., Inc.	2,447	319,334
Total common stocks (Cost $132,340,026)		732,946,183

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.18%	12-25-2034	$1,778	1,711
Total non-agency mortgage-backed securities (Cost $1,778)				1,711
U.S. Treasury securities: 35.11%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,600,542
U.S. Treasury Bonds	1.13	8-15-2040	100,000	62,805
U.S. Treasury Bonds	1.38	11-15-2040	5,100,000	3,310,219
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,973,527
U.S. Treasury Bonds	2.00	11-15-2041	1,700,000	1,186,480
U.S. Treasury Bonds	2.00	8-15-2051	1,200,000	687,422
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	6,698,175
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,331,741
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,320,045
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,378,507
U.S. Treasury Bonds	3.00	5-15-2042	776,000	624,468
U.S. Treasury Bonds	3.00	11-15-2045	834,000	637,261
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,422,137
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,442,551
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,576,834
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,554,162
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2049	$5,114,000	$3,767,180
U.S. Treasury Bonds	3.13	11-15-2041	846,000	699,635
U.S. Treasury Bonds	3.13	2-15-2042	919,000	756,201
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,733,921
U.S. Treasury Bonds	3.38	11-15-2048	19,141,000	15,144,569
U.S. Treasury Bonds	3.50	2-15-2039	731,000	666,067
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,328,063
U.S. Treasury Bonds	3.63	2-15-2053	615,000	497,910
U.S. Treasury Bonds	3.75	8-15-2041	929,000	837,261
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,454,770
U.S. Treasury Bonds	3.88	8-15-2040	946,000	876,122
U.S. Treasury Bonds	4.25	5-15-2039	681,000	667,114
U.S. Treasury Bonds	4.25	11-15-2040	977,000	942,652
U.S. Treasury Bonds	4.25	2-15-2054	4,900,000	4,429,906
U.S. Treasury Bonds	4.38	2-15-2038	81,000	81,718
U.S. Treasury Bonds	4.38	11-15-2039	2,857,000	2,818,497
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,059,682
U.S. Treasury Bonds	4.38	5-15-2041	842,000	820,424
U.S. Treasury Bonds	4.50	5-15-2038	428,000	436,058
U.S. Treasury Bonds	4.50	8-15-2039	721,000	722,239
U.S. Treasury Bonds	4.63	2-15-2040	730,000	737,927
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	11,990,420
U.S. Treasury Bonds	4.63	2-15-2055	1,100,000	1,059,566
U.S. Treasury Bonds	4.75	2-15-2037	264,000	276,519
U.S. Treasury Bonds	4.75	2-15-2041	5,284,000	5,377,708
U.S. Treasury Bonds	4.75	5-15-2055	2,200,000	2,161,844
U.S. Treasury Bonds	5.00	5-15-2037	375,000	401,338
U.S. Treasury Bonds	5.25	11-15-2028	479,000	501,229
U.S. Treasury Bonds	5.25	2-15-2029	499,000	524,808
U.S. Treasury Bonds	5.38	2-15-2031	8,152,000	8,764,355
U.S. Treasury Bonds	6.13	11-15-2027	525,000	549,855
U.S. Treasury Bonds	6.13	8-15-2029	19,343,000	20,978,844
U.S. Treasury Bonds	6.25	5-15-2030	4,378,000	4,826,916
U.S. Treasury Bonds	6.38	8-15-2027	16,124,000	16,853,359
U.S. Treasury Notes	0.38	7-31-2027	11,371,000	10,831,766
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,977,202
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,937,470
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,188,848
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,411,423
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,778,483
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,238,689
U.S. Treasury Notes	0.63	3-31-2027	14,431,000	13,932,116
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,857,241
U.S. Treasury Notes	0.63	12-31-2027	252,000	238,219
U.S. Treasury Notes	0.63	5-15-2030	13,375,000	11,737,085
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,991,134
U.S. Treasury Notes	0.75	1-31-2028	14,000	13,237
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,343,676
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.13%	2-29-2028	$4,178,000	$3,973,833
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	6,324,126
U.S. Treasury Notes	1.25	11-30-2026	10,650,000	10,431,941
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,951,698
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	4,012,800
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,950,837
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	14,246,357
U.S. Treasury Notes	1.25	8-15-2031	8,087,000	7,045,483
U.S. Treasury Notes	1.38	10-31-2028	23,135,000	21,795,701
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	20,191,048
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,832,979
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,954,210
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,664,142
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,729,989
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,325,472
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,303,676
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,273,065
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,175,935
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,324,111
U.S. Treasury Notes	2.38	3-31-2029	6,100,000	5,876,969
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,168,091
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,414,871
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,165,235
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,265,121
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,334,308
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,351,006
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,580,547
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,538,009
U.S. Treasury Notes	3.50	9-30-2027	8,400,000	8,401,641
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,934,865
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,127,480
U.S. Treasury Notes	4.25	5-15-2035	600,000	604,969
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	16,503,912
U.S. Treasury Notes	4.63	11-15-2026	5,400,000	5,448,251
U.S. Treasury Notes	4.63	2-15-2035	5,900,000	6,124,246
Total U.S. Treasury securities (Cost $447,545,734)				433,375,066

		Yield	Shares
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class♠∞		3.71	27,847,657	27,847,657
Total short-term investments (Cost $27,847,657)				27,847,657
Total investments in securities (Cost $607,745,161)	96.74%			1,194,181,630
Other assets and liabilities, net	3.26			40,231,225
Total net assets	100.00%			$1,234,412,855

See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,814,219	$70,309,800	$(77,276,362)	$0	$0	$27,847,657	27,847,657	$386,756
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	379	3-20-2026	$42,757,174	$42,613,812	$0	$(143,362)
E-Mini S&P 500 Index	467	3-20-2026	160,855,437	160,939,875	84,438	0
U.S. Long Term Bond	43	3-20-2026	5,010,608	4,970,531	0	(40,077)
5-Year U.S. Treasury Notes	75	3-31-2026	8,210,327	8,197,852	0	(12,475)
					$84,438	$(195,914)
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$11,013	$0	$11,013
Common stocks
Communication services	77,528,529	0	0	77,528,529
Consumer discretionary	76,286,959	0	0	76,286,959
Consumer staples	34,550,529	0	0	34,550,529
Energy	20,618,376	0	0	20,618,376
Financials	98,217,435	0	0	98,217,435
Health care	70,293,386	0	0	70,293,386
Industrials	59,794,242	0	0	59,794,242
Information technology	252,329,987	0	0	252,329,987
Materials	13,426,391	0	0	13,426,391
Real estate	13,410,958	0	0	13,410,958
Utilities	16,489,391	0	0	16,489,391
Non-agency mortgage-backed securities	0	1,711	0	1,711
U.S. Treasury securities	433,375,066	0	0	433,375,066
Short-term investments
Investment companies	27,847,657	0	0	27,847,657
	1,194,168,906	12,724	0	1,194,181,630
Futures contracts	84,438	0	0	84,438
Total assets	$1,194,253,344	$12,724	$0	$1,194,266,068
Liabilities
Futures contracts	$195,914	$0	$0	$195,914
Total liabilities	$195,914	$0	$0	$195,914
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $12,347,660 was segregated as cash collateral for these open futures contracts.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Index Asset Allocation Fund